Principal Funds, Inc.
Supplement dated November 4, 2019
to the Statutory Prospectus dated March 1, 2019
(as previously supplemented)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Funds Inc | SmallCap Growth Fund I
SUMMARY FOR SMALLCAP GROWTH FUND I
Effective January 1, 2020, delete the Annual Fund Operating Expenses table and Example, and replace with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Principal Funds Inc - SmallCap Growth Fund I		Class J	Institutional Class	R-1	R-2	R-3	R-4	R-5	R-6
Management Fees (as a percentage of Assets)	[1]	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Distribution and Service (12b-1) Fees		0.15%		0.35%	0.30%	0.25%	0.10%
Other Expenses (as a percentage of Assets):	[2]	0.22%	0.11%	0.53%	0.45%	0.32%	0.28%	0.26%	0.01%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		1.24%	0.98%	1.75%	1.62%	1.44%	1.25%	1.13%	0.88%
Fee Waiver or Reimbursement	[3],[4]	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)	(0.02%)
Net Expenses (as a percentage of Assets)		1.22%	0.96%	1.73%	1.60%	1.42%	1.23%	1.11%	0.86%
[1]	Fees have been restated to reflect current fees.
[2]	Restated to reflect expenses for the fiscal year ended October 31, 2019.
[3]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2021. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis). It is expected that the fee waiver will continue through the period disclosed; however, Principal Funds, Inc. and PGI, the parties to the agreement may mutually agree to terminate the fee waiver prior to the end of the period.
[4]	Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.01% for Class R-6 shares. It is expected that the expense limit will continue through the period ending February 28, 2021; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Principal Funds Inc - SmallCap Growth Fund I - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class J	224	391	679	1,498
Institutional Class	98	310	540	1,200
R-1	176	549	947	2,061
R-2	163	509	879	1,920
R-3	145	454	785	1,722
R-4	125	395	684	1,510
R-5	113	357	620	1,373
R-6	88	279	486	1,082

With respect to Class J shares, you would pay the following expenses if you did not redeem your shares (all other classes would be the same as in the above example):
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal Funds Inc | SmallCap Growth Fund I | Class J | USD ($)	124	391	679	1,498